Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® 2025 Fund | B
Risk/Return:
Trading Symbol	LTTBX
MFS® Lifetime® 2025 Fund | C
Risk/Return:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | I
Risk/Return:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | R1
Risk/Return:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | R2
Risk/Return:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R3
Risk/Return:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R4
Risk/Return:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | A
Risk/Return:
Trading Symbol	LTTAX